Other Assets - Real Estate Owned (Details) $ in Thousands	Dec. 31, 2021 USD ($) property	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($)
Real Estate Owned Properties [Line Items]
Number of real estate owned properties | property	553	946
Real estate owned	$ 156,223	$ 249,699	$ 411,659
Residential Whole Loans acquired through foreclosure ordered in lieu	155,200
Held at Carrying Value
Real Estate Owned Properties [Line Items]
Mortgage loans in process of foreclosure	84,400
Held at Fair Value
Real Estate Owned Properties [Line Items]
Mortgage loans in process of foreclosure	$ 351,400